Condensed Consolidated Interim Statements of Cash Flows (unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
OPERATING ACTIVITIES
Net loss	$ (3,123,180)	$ (2,355,608)
Depreciation	103,615
Finance income	(77,515)	(207,481)
Unwinding of discount of provision for environmental rehabilitation	13,953	305,271
Share-based compensation	1,915,126	155,436
Write-down of assets	$ (120,333)	$ (79,750)
Net changes in non-cash working capital items:
Accounts receivable	$ 104,789	$ (68,311)
Prepaid expenses	217,711	146,306
Accounts payable and accrued liabilities	(369,096)	(484,688)
Cash flow used in operating activities	(1,334,930)	(2,588,825)
INVESTING ACTIVITIES
Acquisition costs on exploration and evaluation assets	(8,301,455)	(1,337,892)
Purchase of capital assets	(201,958)	(57,782)
Proceeds from disposal of property, plant and equipment	560,413	79,750
Proceeds from disposal of subsidiary	750,000
Cash flow used in investing activities	(7,193,000)	(1,315,924)
FINANCING ACTIVITIES
Proceeds on issuance of shares, net of cash issuance costs		4,929,842
Proceeds on warrants exercised	2,865,257	7,097
Proceeds on options exercised	6,162
Repayment on loan payable, net of transaction costs		(532,268)
Cash flow provided by financing activities	2,871,419	4,404,671
Increase (decrease) in cash	(5,656,511)	499,922
Cash, beginning of period	(92,666)	(5,042)
Foreign exchange on translation	8,337,777	90,088
Cash, end of period	$ 2,588,600	$ 584,968